ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Advances to suppliers - current	¥ 333,291,005		¥ 258,114,710
Provision for advances to suppliers	(7,524,746)		(6,724,857)
Advances to suppliers, net	325,766,259		251,389,853		$ 46,920,101
Provision for advance to suppliers	¥ 799,899	$ 115,209		¥ 2,694,857